LVIP American Century Value Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.74%
Aerospace & Defense–2.54%
L3Harris Technologies, Inc.	23,605	$7,209,203
Lockheed Martin Corp.	12,586	6,283,057
RTX Corp.	57,678	9,651,260
		23,143,520
Air Freight & Logistics–1.08%
United Parcel Service, Inc. Class B	117,710	9,832,316
		9,832,316
Automobile Components–0.77%
BorgWarner, Inc.	160,179	7,041,469
		7,041,469
Banks–8.82%
Bank of America Corp.	333,283	17,194,070
JPMorgan Chase & Co.	86,399	27,252,836
PNC Financial Services Group, Inc.	26,189	5,262,156
Truist Financial Corp.	231,883	10,601,691
U.S. Bancorp	415,973	20,103,975
		80,414,728
Beverages–3.40%
Heineken Holding NV	58,178	3,985,534
Heineken NV	71,832	5,601,491
PepsiCo, Inc.	87,547	12,295,101
Pernod Ricard SA	92,813	9,103,117
		30,985,243
Building Products–0.82%
A.O. Smith Corp.	101,418	7,445,095
		7,445,095
Capital Markets–5.51%
Bank of New York Mellon Corp.	81,853	8,918,703
Blackrock, Inc.	5,268	6,141,803
Charles Schwab Corp.	128,519	12,269,709
Northern Trust Corp.	51,798	6,972,011
State Street Corp.	82,542	9,575,697
T. Rowe Price Group, Inc.	62,231	6,387,390
		50,265,313
Chemicals–0.74%
PPG Industries, Inc.	64,460	6,775,391
		6,775,391
Communications Equipment–2.94%
Cisco Systems, Inc.	269,990	18,472,716
†F5, Inc.	25,780	8,331,838
		26,804,554
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.50%
Martin Marietta Materials, Inc.	7,173	$4,520,998
		4,520,998
Consumer Staples Distribution & Retail–1.21%
Koninklijke Ahold Delhaize NV	145,971	5,903,950
Target Corp.	57,513	5,158,916
		11,062,866
Containers & Packaging–0.82%
Packaging Corp. of America	34,267	7,467,807
		7,467,807
Diversified Telecommunication Services–2.66%
AT&T, Inc.	303,354	8,566,717
Verizon Communications, Inc.	357,974	15,732,957
		24,299,674
Electric Utilities–3.74%
Duke Energy Corp.	77,064	9,536,670
Evergy, Inc.	129,476	9,842,766
Xcel Energy, Inc.	182,665	14,731,932
		34,111,368
Electrical Equipment–0.71%
Emerson Electric Co.	49,345	6,473,077
		6,473,077
Energy Equipment & Services–0.81%
Baker Hughes Co.	150,861	7,349,948
		7,349,948
Entertainment–0.99%
Walt Disney Co.	78,506	8,988,937
		8,988,937
Financial Services–3.87%
†Berkshire Hathaway, Inc. Class A	40	30,168,000
Fidelity National Information Services, Inc.	78,415	5,170,685
		35,338,685
Food Products–1.65%
Conagra Brands, Inc.	319,980	5,858,834
Mondelez International, Inc. Class A	146,753	9,167,660
		15,026,494
Gas Utilities–0.77%
ONE Gas, Inc.	87,326	7,068,166
		7,068,166
LVIP American Century Value Fund–1

LVIP American Century Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–1.17%
Norfolk Southern Corp.	35,597	$10,693,695
		10,693,695
Health Care Equipment & Supplies–5.65%
Becton Dickinson & Co.	83,200	15,572,544
Dentsply Sirona, Inc.	374,158	4,748,065
Medtronic PLC	169,270	16,121,275
Zimmer Biomet Holdings, Inc.	153,298	15,099,853
		51,541,737
Health Care Providers & Services–4.40%
CVS Health Corp.	105,745	7,972,116
†Henry Schein, Inc.	103,649	6,879,184
Labcorp Holdings, Inc.	31,414	9,017,703
UnitedHealth Group, Inc.	27,944	9,649,063
Universal Health Services, Inc. Class B	32,214	6,585,830
		40,103,896
Health Care REITs–1.16%
Healthpeak Properties, Inc.	296,710	5,681,996
Ventas, Inc.	70,600	4,941,294
		10,623,290
Household Durables–1.38%
†Mohawk Industries, Inc.	49,071	6,326,233
PulteGroup, Inc.	47,401	6,263,094
		12,589,327
Household Products–1.74%
Kimberly-Clark Corp.	76,375	9,496,468
Reckitt Benckiser Group PLC	83,231	6,400,576
		15,897,044
Industrial Conglomerates–0.54%
Siemens AG	18,312	4,927,620
		4,927,620
Insurance–3.10%
Allstate Corp.	43,008	9,231,667
Reinsurance Group of America, Inc.	51,287	9,853,772
Willis Towers Watson PLC	26,520	9,161,334
		28,246,773
Interactive Media & Services–2.29%
Alphabet, Inc. Class A	86,079	20,925,805
		20,925,805
IT Services–0.69%
Accenture PLC Class A	25,376	6,257,722
		6,257,722
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.71%
†ICON PLC	37,027	$6,479,725
		6,479,725
Machinery–3.84%
Cummins, Inc.	17,852	7,540,149
Dover Corp.	30,499	5,088,148
Oshkosh Corp.	39,355	5,104,344
PACCAR, Inc.	56,134	5,519,095
Timken Co.	73,361	5,515,280
Toro Co.	81,730	6,227,826
		34,994,842
Media–0.53%
Interpublic Group of Cos., Inc.	174,284	4,864,266
		4,864,266
Multi-Utilities–1.09%
WEC Energy Group, Inc.	86,756	9,941,370
		9,941,370
Oil, Gas & Consumable Fuels–5.70%
Chevron Corp.	96,182	14,936,103
Exxon Mobil Corp.	99,687	11,239,709
Occidental Petroleum Corp.	167,398	7,909,556
Shell PLC	250,726	8,924,031
TotalEnergies SE	147,699	8,970,298
		51,979,697
Passenger Airlines–0.70%
Southwest Airlines Co.	200,724	6,405,103
		6,405,103
Personal Care Products–3.75%
Estee Lauder Cos., Inc. Class A	101,049	8,904,438
Kenvue, Inc.	828,575	13,447,772
Unilever PLC	199,322	11,831,754
		34,183,964
Pharmaceuticals–6.93%
Bristol-Myers Squibb Co.	142,799	6,440,235
Johnson & Johnson	148,864	27,602,363
Merck & Co., Inc.	118,012	9,904,747
Pfizer, Inc.	239,677	6,106,970
Roche Holding AG	20,602	6,726,286
Sanofi SA	69,795	6,436,612
		63,217,213
Residential REITs–0.54%
Equity Residential	76,618	4,959,483
		4,959,483
Retail REITs–1.56%
Agree Realty Corp.	64,974	4,615,753
LVIP American Century Value Fund–2

LVIP American Century Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Realty Income Corp.	69,509	$4,225,452
Regency Centers Corp.	74,183	5,407,941
		14,249,146
Semiconductors & Semiconductor Equipment–3.38%
Analog Devices, Inc.	31,390	7,712,523
Infineon Technologies AG	145,449	5,669,381
QUALCOMM, Inc.	55,533	9,238,470
Teradyne, Inc.	59,708	8,218,209
		30,838,583
Software–0.86%
Salesforce, Inc.	33,179	7,863,423
		7,863,423
Specialized REITs–0.70%
American Tower Corp.	32,993	6,345,214
		6,345,214
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.98%
MSC Industrial Direct Co., Inc. Class A	97,025	$8,939,884
		8,939,884
Total Common Stock (Cost $659,075,917)		891,484,471

MONEY MARKET FUND–2.05%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	18,731,826	18,731,826
Total Money Market Fund (Cost $18,731,826)		18,731,826

TOTAL INVESTMENTS–99.79% (Cost $677,807,743)	910,216,297
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,893,965
NET ASSETS APPLICABLE TO 71,416,229 SHARES OUTSTANDING–100.00%	$912,110,262

†Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(2,861,487)	USD	3,868,115	12/19/25	$19,383	$—
CBK	EUR	(9,948,790)	USD	11,797,658	12/19/25	63,017	—
CBK	GBP	(2,861,487)	USD	3,867,455	12/19/25	18,723	—
GS	EUR	(9,948,790)	USD	11,793,724	12/19/25	59,082	—
GS	GBP	(2,861,487)	USD	3,866,698	12/19/25	17,967	—
JPM	CHF	(2,048,096)	USD	2,610,969	12/19/25	13,271	—
MSC	CHF	156,060	USD	(197,343)	12/19/25	596	—
MSC	EUR	(9,948,790)	USD	11,795,818	12/19/25	61,176	—
UBS	CHF	(2,048,096)	USD	2,610,603	12/19/25	12,904	—
UBS	EUR	(9,948,790)	USD	11,796,689	12/19/25	62,047	—
Total Foreign Currency Exchange Contracts						$328,166	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
BOA–Bank of America
CBK–Citibank NA
CHF–Swiss Franc
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
LVIP American Century Value Fund–3

LVIP American Century Value Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Value Fund–4